Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Awards
We generally award long-term incentive grants annually in February, shortly after we release earnings for the prior year, although such timing may change from year to year. The PCC also may consider and approve interim or mid-year
grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, at the discretion of the PCC. The chief executive officer has the authority to implement midyear equity grants as they relate to senior management employee promotions and new hires to align the employees as quickly as possible to stockholder interests and to make equity adjustments if circumstances warrant. This authority does not include midyear grants for executive officers. Neither the PCC nor the chief executive officer takes into account material nonpublic information in determining the timing and terms of equity-based awards, and we have not timed, nor do we intend to time, the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	We generally award long-term incentive grants annually in February, shortly after we release earnings for the prior year, although such timing may change from year to year. The PCC also may consider and approve interim or mid-year
grants, or grants made on another basis, from time to time based on business needs, changing compensation practices or other factors, at the discretion of the PCC.
MNPI Disclosure Timed for Compensation Value	false